Loans - Aging of Recorded Investment in Past Due Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 1,183	$ 1,012
60 - 89 Days Past Due	187	779
Greater than 90 Days Past Due	1,815	3,768
Total Past Due	3,185	5,559
Loans Not Past Due	155,095	151,711
Nonaccrual Loans Not > 90 Days Past Due	6,356	8,301
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		103
60 - 89 Days Past Due	65
Greater than 90 Days Past Due	121
Total Past Due	186	103
Loans Not Past Due	25,222	25,891
Nonaccrual Loans Not > 90 Days Past Due	714	47
Single-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	1,105	714
60 - 89 Days Past Due	122	474
Greater than 90 Days Past Due	74	491
Total Past Due	1,301	1,679
Loans Not Past Due	41,757	16,535
Nonaccrual Loans Not > 90 Days Past Due	113	736
Multi-family residential [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due		3,065
Total Past Due		3,065
Loans Not Past Due	21,576	24,098
Nonaccrual Loans Not > 90 Days Past Due	2,082	4,996
Other consumer [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	18
60 - 89 Days Past Due		30
Total Past Due	18	30
Loans Not Past Due	951	1,191
Non-owner occupied [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	40	173
60 - 89 Days Past Due		275
Greater than 90 Days Past Due	1,611	68
Total Past Due	1,651	516
Loans Not Past Due	28,299	35,899
Nonaccrual Loans Not > 90 Days Past Due	2,195	1,910
Owner occupied [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	19,774	27,900
Nonaccrual Loans Not > 90 Days Past Due	1,243	446
Land [Member] | Real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	4,568	5,442
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	14
Originated for portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		22
Greater than 90 Days Past Due		135
Total Past Due		157
Loans Not Past Due		12,126
Nonaccrual Loans Not > 90 Days Past Due		157
Originated for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	20
Total Past Due	20
Loans Not Past Due	10,699
Nonaccrual Loans Not > 90 Days Past Due		157
Purchased for portfolio [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due		9
Total Past Due		9
Loans Not Past Due		2,629
Purchased for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due	9
Total Past Due	9
Loans Not Past Due	2,235
Nonaccrual Loans Not > 90 Days Past Due	$ 9	$ 9